ORGANIZATION AND DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF THE COMPANY	ORGANIZATION AND DESCRIPTION OF THE COMPANY
a)    Brookfield Business Corporation
Brookfield Business Corporation and its subsidiaries (“BBUC” or the “company”), is an owner and operator of services and industrial operations on a global basis (the “businesses”). The company was formed as a corporation established under the British Columbia Business Corporations Act on June 21, 2021 and is a subsidiary of Brookfield Business Partners L.P. (the “partnership”), which we also refer to as the parent company and Brookfield Business Partners. The partnership, the company and respective subsidiaries, are referred to collectively as the group. Brookfield Asset Management Inc. (“Brookfield Asset Management” or together with its controlled subsidiaries, excluding the partnership, “Brookfield”) is the ultimate parent of BBUC and the partnership. The partnership holds all the issued and outstanding common equity of the company as at December 31, 2021. The registered head office of Brookfield Business Corporation is 250 Vesey Street, New York, NY, United States.
On November 29, 2021, a subsidiary of the partnership transferred its direct and indirect interests in Healthscope Pty Limited (“Healthscope”), Multiplex Global Limited (“Multiplex”), BRK Ambiental Participações S.A. (“BRK Ambiental”), a portion of its indirect interest in Westinghouse Electric Company (“Westinghouse”) and a related receivable to our company for consideration which included $1,860 million of non-interest bearing demand promissory notes of the company, and approximately 7 million common shares of the company (the “BBUC reorganization”). The BBUC reorganization represents a transaction between entities under common control and was accounted for in accordance with the company’s accounting policy election with respect to common control transactions provided in Note 2 (ac)(iii). The promissory note was settled as part of the special distribution of BBUC, refer to Note 26, Subsequent Events for additional information.